CAPITAL SECURITIES	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES
CAPITAL SECURITIES
The partnership had the following capital securities outstanding as of December 31, 2017 and 2016:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2017	Dec. 31, 2016
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$551	$541
Series 2	24,000,000	6.50%	529	522
Series 3	24,000,000	6.75%	517	511
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares	30,000,000	5.75%	750	750
Class C Junior Preferred Shares	20,000,000	6.75%	500	500
BPO Class AAA Preferred Shares:
Series G(1)	—	5.25%	—	81
Series J(1)	—	5.00%	—	123
Series K(1)	—	5.20%	—	93
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	24
Series 2	699,165	5.75%	14	13
Series 3	909,994	5.00%	18	17
Series 4	940,486	5.20%	19	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	—
Rouse Series A Preferred Shares	5,600,000	5.00%	142	143
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			813	794
Total capital securities			$4,165	$4,171

Current			$1,326	$370
Non-current			2,839	3,801
Total capital securities			$4,165	$4,171

(1)
As of December 31, 2017, BPO redeemed all of its 4,239,857 shares of Series G, 7,592,443 shares of Series J and 6,000,000 shares of Series K Class AAA preferred shares of BPO for $25.00, C$25.00 and C$25.00 plus accrued and unpaid dividends, respectively, outstanding as of December 31, 2016. The partnership held 1,003,549, 1,000,000, and 1,004,586 shares of the Series G, J and K shares, respectively, prior to redemption during the year ended December 31, 2017.

(2)	Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

The capital securities presented above represent interests in the partnership or its subsidiaries that are in legal form equity and are accounted for as liabilities in accordance with IAS 32, Financial Instruments: Presentation due to the redemption features of these instruments.

On December 4, 2014, the partnership issued $1,800 million of Preferred Equity Units to QIA. The Preferred Equity Units are exchangeable at the option of QIA into LP Units at a price of $25.70 per unit and were issued in three tranches of $600 million each, with an average dividend yield of 6.5% and maturities of seven, ten and twelve years. After three years for the seven-year tranche and four years for the ten- and twelve-year tranches, the partnership can effectively require the holder to exchange the Preferred Equity Units into LP Units as long as the LP Units are trading at or above 125%, 130% and 135%, respectively, of the exchange price. Upon maturity, the Preferred Equity Units that remain outstanding will be redeemed in exchange for LP Units valued at the 20-day, volume-weighted average trading price at such time. Brookfield Asset Management has contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from QIA for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity. QIA has the right to designate one member to the board of directors of the partnership. The Preferred Equity Units have been accounted for as a compound instrument comprised of (i) a financial liability representing the partnership’s obligations to redeem the Preferred Equity Units at maturity for a variable number of BPY Units and (ii) an equity instrument representing QIA’s right to convert the Preferred Equity Units to a fixed number of BPY Units. The cash proceeds received from issuing the Preferred Equity Units were allocated between capital securities ($1,535 million) and limited partners’ equity ($265 million). The allocation between capital securities and equity was based on first determining the liability component by discounting the cash flows associated with these securities at market interest rates. The equity component was then assigned the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component.

The $750 million of Class B Junior and $500 million of Class C Junior redeemable preferred shares of one of the holding entities that are held by Brookfield Asset Management were issued as partial consideration for the business acquired from Brookfield Asset Management on formation of the partnership. The Class B preferred shares are entitled to receive a cumulative preferential dividend equal to 5.75% of their redemption value as and when declared by the Board of Directors of the holding entity until the fifth anniversary of their issuance. After the fifth anniversary of their issuance the Class B preferred shares will be entitled to receive a cumulative preferential dividend equal to 5.0% plus the prevailing yield for 5-year U.S. Treasury Notes. The holding entity may redeem the Class B preferred shares at any time and must redeem all of the outstanding Class B preferred shares on the tenth anniversary of their issuance. Brookfield Asset Management will have a right of retraction following the fifth anniversary of the issuance of the Class B preferred shares. Pursuant to a retraction call right, the partnership may redeem up to an aggregate maximum of $375 million, Class B preferred shares for LP Units. The number of LP Units to be delivered is determined by dividing the amount of Class B preferred shares to be retracted by the greater of $2.00 and 95% of the 20-day volume-weighted average trading price of LP Units.

The Class C preferred shares are entitled to receive a cumulative preferential dividend equal to 6.75% of their redemption value as and when declared by the board of directors of the holding entity. The holding entity may redeem the Class C preferred shares at any time and must redeem all of the outstanding Class C preferred shares on the seventh anniversary of their issuance. Brookfield Asset Management has had a right of retraction since the third anniversary of the issuance of the Class C preferred shares. The Class B and Class C preferred shares will be entitled to vote with the common shares of the holding entity and each class of preferred shares will have an aggregate of 1% of the votes to be cast in respect of the holding entity.

The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the Board of Directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year.

Cumulative preferred dividends on the BPO Class AAA Preferred Shares and BOP Split Senior Preferred Shares are payable quarterly, as and when declared by the Boards of Directors of BPO and BOP Split. On December 22, 2017 the Boards of Directors of BPO and BOP Split declared quarterly dividends payable for the BPO Class AAA Preferred Shares and BOP Split Senior Preferred Shares, respectively.

Capital securities includes $249 million at December 31, 2017 (December 31, 2016 - nil) of preferred equity interests held by a third party investor in Manufactured Housing which have been classified as a liability, rather than as a non-controlling interest, due to the fact the holders are entitled to distributions equal to their capital balance plus 9% annual return payable in monthly distributions until maturity in December 2025. The capital securities were issued to partially fund the acquisition of the Manufactured Housing portfolio during the first quarter of 2017.

Capital securities also includes $142 million at December 31, 2017 (December 31, 2016 - $143 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $40 million at December 31, 2017 (December 31, 2016 - $40 million) of preferred equity interests held by the partnership’s co-investor in Vintage Estate which have been classified as a liability, rather than as non-controlling interest, due to the fact that the preferred equity interests are mandatorily redeemable on April 26, 2023 for cash at an amount equal to the outstanding principal balance of the preferred equity plus any accrued but unpaid dividend.

The Capital Securities - Fund Subsidiaries includes $775 million (December 31, 2016 - $753 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities - Fund Subsidiaries are measured at redemption amount.

Capital Securities - Fund Subsidiaries also includes $38 million at December 31, 2017 (December 31, 2016 - $41 million) which represents the equity interests held by the partnership’s co-investor in the D.C. Fund which have been classified as a liability, rather than as non-controlling interest, due to the fact that on June 18, 2023, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Fund for cash equivalent to the fair value of the interests.

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2016	Capital securities redeemed net of issued	Fair value changes	Foreign currency translation	Dec. 31, 2017
Capital securities	$4,171	$(48)	$39	$3	$4,165

Capital securities includes $51 million (December 31, 2016 - $264 million) repayable in Canadian Dollars of C$64 million (December 31, 2016 - C$355 million).

The redemption terms of the outstanding BOP Split Senior Preferred Shares are as follows:

	BPO’s option(1)	Holder’s option(2)
BOP Split Senior Preferred Shares:
Series 1	June 30, 2014	September 30, 2015
Series 2	December 31, 2014	December 31, 2015
Series 3	June 30, 2014	December 31, 2014
Series 4	December 31, 2015	December 31, 2016

(1)
Subject to applicable law and provisions described in the articles of BOP Split, BOP Split, at its option, may at any time redeem all, or from time to time any part, of the then outstanding BOP Split Senior Preferred Shares for cash as follows: the Series 1 at a price of $25.00 plus accrued and unpaid dividends; the Series 2 at a price of C$25.00 plus accrued and unpaid dividends; the Series 3 at a price of C$25.00 plus accrued and unpaid dividends; and the Series 4 at a price of C$25.00 plus accrued and unpaid dividends.

(2)
Subject to applicable law and provisions described in the articles of BOP Split, BOP Split may acquire for cancellation all or any part of the BOP Split Senior Preferred Shares outstanding from time to time at the lowest price at which in the opinion of the directors of BOP Split such shares are available.